Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

Note 2:    Property and Equipment

	March 31,	December 31,
Dollars in thousands	2022	2021
Kiosks and components	$190,661	$190,496
Computers, servers, and software	101,912	99,123
Leasehold improvements	4,152	4,129
Office furniture and equipment	676	676
Leased Vehicles	11,178	11,380
Property and equipment, at cost	$308,579	$305,804
Accumulated depreciation	(271,836)	(265,180)
Property and equipment, net	$36,743	$40,624

Note 4:   Property and Equipment

	December 31,	December 31,
Dollars in thousands	2021	2020
Kiosks and components	$190,496	$190,416
Computers, servers, and software	99,123	87,113
Leasehold improvements	4,129	3,991
Office furniture and equipment	676	676
Leased Vehicles	11,380	10,678
Property and equipment, at cost	$305,804	$292,874
Accumulated depreciation	(265,180)	(229,785)
Property and equipment, net	$40,624	$63,089